LEASES (Tables)	9 Months Ended
Sep. 30, 2025
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Cash Flow Information
Supplemental disclosures for the Company’s condensed consolidated interim statements of cash flows:

(in thousands)	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$4,197	$4,457

Schedule of Lease Assets And Liabilities
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	September 30, 2025	December 31, 2024
Operating lease right-of-use assets	$9,222	$8,223
Operating lease liabilities	11,308	10,229
Weighted average remaining lease term	3.2 years	3.6 years
Weighted average discount rate(1)	10%	10%
__________________
(1)The weighted average discount rate represents the Company’s incremental borrowing rate.
Schedule of Future Minimum Lease Payments
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of September 30, 2025:

(in thousands)	Lease liability
Year ending December 31,
2025	$1,428
2026	4,613
2027	4,111
2028	3,522
2029	429
Total future minimum lease payments	14,103
Less: Interest	2,795
Total lease liability	$11,308

Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Cash Flow Information
Supplemental disclosures for the Company’s consolidated statements of cash flows:

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$5,973	$7,838	$4,216

Schedule of Lease Assets And Liabilities
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$8,223	$12,055
Operating lease liabilities	$10,229	$14,096
Weighted average remaining lease term	3.6 years	4.2 years
Weighted average discount rate(1)	10%	10%
__________________
(1)The weighted average discount rate represents the Company’s incremental borrowing rate
Schedule of Future Minimum Lease Payments
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of December 31, 2024:

(in thousands)	Lease liability
Year ending December 31,
2025	$4,151
2026	2,557
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	$12,281
Less: Interest	2,052
Total lease liability	$10,229

Schedule of Operating Lease Transaction Expenses	Expenses associated with mining leases were recognized within Transaction expenses in the Company’s consolidated statements of operations.

(in thousands)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year ended December 31, 2022
Revenues
Lease	$—	$456	$1,202
Financed sales of mining equipment	—	—	2,965
Loss on disposal	—		(2,046)
Cost of sales
Associated mining equipment sales costs	$—	$—	$2,453